Consolidated Balance Sheets $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets:
Cash and cash equivalents	$ 230	$ 314,000	$ 815,000
Accounts receivable			1,000
Deposits, prepayments and other receivables	1,003	1,371,000	132,000
Total current assets	1,233	1,685,000	948,000
Non-current assets:
Property and equipment, net	428	584,000	599,000
Intangible assets	43	58,000
Right-of-use asset	27	37,000	72,000
Total non-current assets	498	679,000	671,000
TOTAL ASSETS	1,731	2,364,000	1,619,000
Current liabilities:
Accounts payable and accrued liabilities	526	719,000	642,000
Bank borrowings	45	62,000	113,000
Lease liabilities	27	37,000	37,000
Amount due to director		1,129,000
Income tax payable	3	4,000	189,000
Total current liabilities	1,428	1,951,000	981,000
Non-current liabilities:
Bank borrowings	292	398,000	460,000
Lease liabilities			35,000
Total non-current liabilities	292	398,000	495,000
TOTAL LIABILITIES	1,720	2,349,000	1,476,000
Commitments and contingencies
Shareholders’ equity:
Ordinary share, par value US$0.000005, 100,000,000,000 shares authorized, 15,000,000 share issued and outstanding	0	0	11,000
Additional paid-in capital	8	11,000
Retained earnings	3	4,000	132,000
Total shareholders’ equity	11	15,000	143,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,731	2,364,000	1,619,000
Director [Member]
Current liabilities:
Amount due to director	$ 827	$ 1,129,000